Disposals and other non-operating items	12 Months Ended
Dec. 31, 2017
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Disposals and other non-operating items

9 Disposals and other non-operating items

Accounting policy

Assets of businesses that are available for immediate sale in their current condition and for which a sales process is considered highly probable to complete are classified as assets held for sale and are carried at the lower of carrying value and fair value less costs to sell. Fair value is based on anticipated disposal proceeds, typically derived from firm or indicative offers from potential acquirers. Non-current assets are not amortised or depreciated following their classification as held for sale. Liabilities of businesses held for sale are also separately classified on the statement of financial position. Fair value movements in the venture capital portfolio, which are classified as held for trading, are reported within disposals and other items – see note 17.

	2017 £m	2016 £m	2015 £m
Revaluation of held for trading investments	5	(13)	8
Gain/(loss) on disposal of businesses and assets held for sale	6	(27)	(19)
Net gain/(loss) on disposals and other non-operating items	11	(40)	(11)